SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	$ 283,039	$ 46,175
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Payment term for accounts receivables	3 months
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Payment term for accounts receivables	6 months
SEM services
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	$ 150,707	2,953
Non-SEM services
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	132,332	43,222
Rebates and incentives offered by publishers
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	96,348	20,200
Net fees from advertisers
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	$ 186,691	$ 25,975